Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)

Note 17 – Quarterly Results of Operations (unaudited)

The following table summarizes the Corporation’s quarterly results for the years ended December 31, 2011 and 2010 (000s omitted):

2011	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter
Interest income	$1,630	$1,582	$1,565	$1,588
Interest expense	280	301	314	329

Net interest income	1,350	1,281	1,251	1,259
Provision for loan losses	75	105	15	39
Non-interest income	309	319	280	325
Non-interest expense	1,484	1,317	1,207	1,083

Income before income taxes	100	177	309	462
Income tax expense (benefit)	(2,885)	—	—	—

Net income	2,985	177	309	462
Effective dividend on preferred stock	20	68	48	48

Net income (loss) applicable to common shareholders	2,965	109	261	414

Basic and diluted income per share	$1.64	$0.06	$0.15	$0.23

2010	4th Quarter	3rd Quarter	2nd Quarter	1st Quarter
Interest income	$1,501	$1,531	$1,436	$1,283
Interest expense	327	337	352	324

Net interest income	1,174	1,194	1,084	959
Provision for loan losses	49	256	177	112
Non-interest income	21	27	42	35
Non-interest expense	977	867	815	853

Income before income taxes	169	98	134	29
Income tax expense (benefit)	—	—	—	—

Net income	169	98	134	29
Effective dividend on preferred stock	48	48	49	47

Net income (loss) applicable to common shareholders	121	50	85	(18)

Basic and diluted income per share	$0.07	$0.03	$0.04	$(0.01)